Assets held for sale and discontinued operations - Summary of discontinued operations in the Income Statement (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	£ 9,444	£ 6,941
Operating profit	2,239	1,492
Finance income	37	49
Finance costs	(755)	(499)
Profit before tax	1,572	1,083
Profit/(loss) after tax from discontinued operations	131	99
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	805	710
Other operating costs	(459)	(323)
Operating profit	346	387
Finance income	9	2
Finance costs	(167)	(79)
Profit before tax	188	310
Tax	57	211
Profit/(loss) after tax from discontinued operations	£ 131	£ 99